UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01241

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund as of May 31, 2008 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At May 31, 2008, the value of the Fund’s investment in the Portfolio was $152,208,172 and the Fund owned 53.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Australia — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Beach Petroleum, Ltd.	911,510	$1,454,833
		$1,454,833
Total Australia (identified cost $1,442,619)		$1,454,833
China — 10.6%
Containers & Packaging — 3.0%
AMVIG Holdings, Ltd.	7,692,000	$8,441,957
		$8,441,957
Food Products — 2.3%
China Green Holdings, Ltd.	5,016,000	$6,631,464
		$6,631,464
Hotels, Restaurants & Leisure — 1.0%
China LotSynergy Holdings, Ltd. (1)	57,900,000	$2,743,982
		$2,743,982
Personal Products — 3.0%
Beauty China Holdings, Ltd.	12,903,000	$8,586,373
		$8,586,373
Textiles, Apparel & Luxury Goods — 1.3%
China Eratat Sports Fashion, Ltd. (1)	16,532,000	$3,636,737
		$3,636,737
Total China (identified cost $24,943,602)		$30,040,513
Hong Kong — 16.3%
Chemicals — 2.3%
Huabao International Holdings, Ltd.	6,405,000	$6,491,056
		$6,491,056
Distributors — 2.5%
Integrated Distribution Services Group, Ltd.	2,917,000	$7,163,768
		$7,163,768
Hotels, Restaurants & Leisure — 2.3%
Fairwood Holdings, Ltd.	5,806,500	$6,487,998
		$6,487,998
Textiles, Apparel & Luxury Goods — 9.2%
Peace Mark Holdings, Ltd.	11,044,000	$12,763,017
Ports Design, Ltd.	3,002,500	9,257,543
Walker Group Holdings, Ltd.	18,039,000	3,864,177
		$25,884,737
Total Hong Kong (identified cost $26,280,488)		$46,027,559
Malaysia — 8.9%
Commercial Services & Supplies — 2.7%
Pelikan International Corp.	8,959,000	$7,716,978
		$7,716,978
Construction Materials — 0.7%
Lafarge Malayan Cement BHD	1,429,040	$1,940,541
		$1,940,541

1

Electronic Equipment & Instruments — 2.7%
Uchi Technologies BHD	11,346,300	$7,705,556
		$7,705,556
Health Care Equipment & Supplies — 2.8%
Kossan Rubber Industries BHD	7,884,100	$7,978,571
		$7,978,571
Total Malaysia (identified cost $27,441,595)		$25,341,646
Philippines — 0.2%
Construction Materials — 0.2%
Holcim Philippines, Inc.	4,277,000	$528,097
		$528,097
Total Philippines (identified cost $562,834)		$528,097
Singapore — 31.4%
Air Freight & Logistics — 2.0%
Goodpack, Ltd.	4,446,875	$5,579,516
		$5,579,516
Computer Peripherals — 2.7%
Unisteel Tech, Ltd.	6,697,000	$7,718,470
		$7,718,470
Construction & Engineering — 1.5%
Ausgroup, Ltd.	5,418,000	$3,535,841
Jasper Investments, Ltd. (1)	1,708,000	626,214
		$4,162,055
Diversified Consumer Services — 9.6%
Hartford Education Corp., Ltd.	5,382,350	$828,813
Raffles Education Corp., Ltd.	26,974,000	26,386,081
		$27,214,894
Energy Equipment and Services — 6.9%
Ezra Holdings, Ltd.	8,782,520	$19,355,515
		$19,355,515
IT Services — 5.7%
CSE Global, Ltd.	19,433,500	$16,214,700
		$16,214,700
Machinery — 2.7%
Armstrong Industrial Corp., Ltd.	31,172,000	$7,464,457
		$7,464,457
Real Estate — 0.3%
Ascott Residence Trust	918,000	$842,613
		$842,613
Total Singapore (identified cost $42,902,961)		$88,552,220
Taiwan — 18.9%
Commercial Banks — 1.8%
Ta Chong Bank Co., Ltd. (1)	15,529,000	$5,085,491
		$5,085,491
Communications Equipment — 1.7%
Cipherlab Co., Ltd.	1,992,000	$4,810,643
		$4,810,643

2

Electronic Equipment & Instruments — 2.0%
Av Tech Corp.	1,044,584	$5,635,511
		$5,635,511
Hotels, Restaurants & Leisure — 1.2%
Formosa International Hotels Corp.	170,000	$3,422,162
		$3,422,162
Household Durables — 1.4%
Chong Hong Construction Co., Ltd.	1,486,000	$3,986,623
		$3,986,623
Machinery — 3.7%
Awea Mechantronic Co., Ltd.	2,745,124	$5,149,327
Nak Sealing Technologies Corp.	3,972,837	5,280,791
		$10,430,118
Metals & Mining — 2.2%
Gloria Material Tech Corp.	4,008,000	$6,208,455
		$6,208,455
Real Estate Management & Development — 3.0%
Huaku Development Co., Ltd.	821,000	$3,109,316
Prince Housing Development Corp.	6,518,000	5,429,069
		$8,538,385
Textiles, Apparel & Luxury Goods — 1.9%
Ruentex Industries, Ltd.	5,293,000	$5,403,770
		$5,403,770
Total Taiwan (identified cost $52,770,453)		$53,521,158
Thailand — 9.4%
Commercial Banks — 1.0%
Siam City Bank Public Co., Ltd. NVDR	5,269,100	$2,691,081
		$2,691,081
Consumer Finance — 2.5%
Thanachart Capital Public Co., Ltd.	14,439,000	$6,931,786
		$6,931,786
Food Products — 1.0%
Thai Vegetable Oil Public Co., Ltd.	4,001,893	$2,734,021
		$2,734,021
Health Care Providers & Services — 1.0%
Bumrungrad Hospital Public Co., Ltd. (2)	2,745,800	$2,957,470
		$2,957,470
Household Durables — 0.5%
Lalin Property Public Co., Ltd.	12,929,200	$1,328,928
		$1,328,928
Real Estate — 0.7%
Property Perfect Public Co., Ltd.	14,025,037	$2,019,916
		$2,019,916
Wireless Telecommunication Services — 2.7%
Total Access Communication PCL	4,554,200	$7,514,430
		$7,514,430
Total Thailand (identified cost $21,291,272)		$26,177,632
Total Common Stocks (identified cost $197,635,824)		$271,643,658

3

Warrants — 1.0%

Security	Shares	Value
Thailand — 1.0%
Quality Houses Public Co., Ltd., Exp. 9/11/08, strike price THB 1.18 (1)	66,975,500	$2,803,098
		$2,803,098
Total Thailand (identified cost $3,167,509)		$2,803,098
Total Warrants (identified cost $3,167,509)		$2,803,098
Total Investments — 97.2% (identified cost $200,803,333)		$274,446,756
Other Assets, Less Liabilities — 2.8%		$7,833,869
Net Assets — 100.0%		$282,280,625

NVDR	—	Non Voting Depository Receipt

(1)		Non-income producing security.
(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,825,660
Gross unrealized appreciation	$97,759,974
Gross unrealized depreciation	(24,138,878)
Net unrealized appreciation	$73,621,096

4

Eaton Vance Global Growth Fund as of May 31, 2008 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At May 31, 2008, the value of the Fund’s investment in the Portfolio was $110,626,941 and the Fund owned 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Global Growth Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$209,899
		$209,899
Automobiles — 0.5%
Toyota Motor Corp.	10,000	$510,041
		$510,041
Beverages — 2.0%
Diageo PLC ADR	11,200	$880,544
Fomento Economico Mexicano SA de C.V. ADR	21,000	988,050
Heineken Holding NV	6,500	335,722
		$2,204,316
Capital Markets — 2.0%
Lehman Brothers Holdings, Inc.	450	$16,565
Macquarie Group, Ltd.	19,000	990,160
MF Global, Ltd. (1)(2)	87,000	1,265,850
		$2,272,575
Chemicals — 1.4%
Agrium, Inc.	12,000	$1,049,040
BASF SE SP ADR (2)	3,500	520,450
		$1,569,490
Commercial Banks — 5.4%
Australia and New Zealand Banking Group, Ltd.	15,000	$310,535
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	446,200
Banco Itau Holding Financeira SA ADR	20,700	635,697
Banco Santander Central Hispano SA ADR (2)	47,000	982,300
Barclays PLC ADR	10,400	311,272
BNP Paribas SA (2)	4,500	463,606
DBS Group Holdings, Ltd.	63,000	900,378
Grupo Financiero Banorte SA de C.V.	63,000	305,340
Kookmin Bank	7,000	435,998
Mitsubishi UFJ Financial Group, Inc.	85,000	863,226
UniCredit SpA	45,000	314,462
		$5,969,014
Commercial Services & Supplies — 0.2%
CoStar Group, Inc. (1)(2)	5,700	$267,330
		$267,330
Communications Equipment — 4.4%
BigBand Networks, Inc. (1)	75,000	$397,500
Nokia Oyj ADR	13,000	369,200
Research In Motion, Ltd. (1)	20,300	2,819,061
Riverbed Technology, Inc. (1)	73,189	1,313,743
		$4,899,504
Computer Peripherals — 1.8%
Apple, Inc. (1)	8,800	$1,661,000
Lenovo Group, Ltd.	530,000	390,557
		$2,051,557
Construction & Engineering — 1.4%
Chicago Bridge & Iron Co. NV	14,000	$639,800
Northwest Pipe Co. (1)(2)	12,000	563,880
Vinci SA (2)	4,000	301,061
		$1,504,741

Containers & Packaging — 0.7%
Owens-Illinois, Inc. (1)	12,879	$736,936
		$736,936
Diversified Financial Services — 0.9%
ING Groep NV ADR	25,400	$970,788
		$970,788
Diversified Telecommunication Services — 3.0%
BT Group PLC ADR	8,000	$352,080
France Telecom SA ADR	38,000	1,164,320
Koninklijke KPN NV	54,000	981,116
Telefonica SA	30,000	859,300
		$3,356,816
Electric Utilities — 1.5%
E.ON AG ADR	16,100	$1,141,651
Scottish and Southern Energy PLC	19,000	553,017
		$1,694,668
Electrical Equipment — 5.4%
ABB, Ltd. ADR (1)	31,600	$1,026,368
First Solar, Inc. (1)	4,000	1,070,160
GrafTech International, Ltd. (1)	75,000	1,980,000
JA Solar Holdings Co., Ltd. ADR (1)(2)	79,400	1,688,838
Suntech Power Holdings Co., Ltd. ADR (1)(2)	5,800	246,732
		$6,012,098
Energy Equipment & Services — 2.7%
Acergy SA ADR	38,500	$998,305
Compagnie Generale de Geophysique-Veritas (1)	1,000	269,108
Diamond Offshore Drilling, Inc.	8,100	1,105,164
Fred Olsen Energy ASA	9,200	581,843
		$2,954,420
Food & Staples Retailing — 0.3%
Controladora Comercial Mexicana SA de C.V.	120,000	$372,526
		$372,526
Food Products — 1.3%
Nestle SA	2,900	$1,422,966
		$1,422,966
Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$204,015
		$204,015
Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp. (1)	5,100	$294,321
Masimo Corp. (1)	8,400	290,304
		$584,625
Health Care Providers & Services — 0.2%
Bumrungrad Hospital Public Co., Ltd.	180,000	$193,876
		$193,876
Hotels, Restaurants & Leisure — 0.6%
Scientific Games Corp., Class A (1)(2)	21,000	$678,930
		$678,930
Household Durables — 1.7%
Centex Corp.	21,500	$404,845
Hovnanian Enterprises, Inc. (1)(2)	35,000	275,100
Lennar Corp., Class A (2)	36,500	616,120
Pulte Homes, Inc.	46,000	562,580
		$1,858,645

Industrial Conglomerates — 1.3%
Keppel Corp., Ltd.	160,000	$1,427,832
		$1,427,832
Insurance — 1.2%
Axa ADR (2)	23,700	$838,506
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	467,867
		$1,306,373
Internet & Catalog Retail — 1.8%
Orbitz Worldwide, Inc. (1)(2)	45,000	$349,200
Priceline.com, Inc. (1)(2)	12,100	1,627,813
		$1,977,013
Internet Software & Services — 4.2%
Akamai Technologies, Inc. (1)	7,850	$306,543
Ariba, Inc. (1)(2)	52,688	781,890
Bankrate, Inc. (1)(2)	21,200	1,070,600
Equinix, Inc. (1)(2)	5,400	515,646
Google, Inc., Class A (1)	2,447	1,433,453
Omniture, Inc. (1)(2)	20,200	497,930
		$4,606,062
IT Services — 0.8%
MasterCard, Inc., Class A (2)	2,850	$879,653
		$879,653
Machinery — 2.6%
Atlas Copco AB, Class B	36,000	$583,786
Flowserve Corp.	4,900	678,748
Komatsu, Ltd.	24,000	759,953
Titan International, Inc. (2)	21,000	830,130
		$2,852,617
Media — 0.2%
Central European Media Enterprises, Ltd., Class A (1)(2)	1,685	$179,250
CTC Media, Inc. (1)	1,027	28,427
		$207,677
Metals & Mining — 10.8%
Anglo American PLC ADR	19,110	$655,091
BHP Billiton, Ltd.	8,000	335,522
Companhia Vale do Rio Doce ADR (2)	28,000	922,040
Consolidated Thompson Iron Mines, Ltd. (1)	67,000	688,407
Fording Canadian Coal Trust (2)	11,500	920,000
Gammon Gold, Inc. (1)(2)	71,045	726,790
Golden Star Resources, Ltd. (1)	294,000	870,240
JSC MMC Norilsk Nickel ADR	33,000	971,520
Rio Tinto PLC ADR (2)	4,400	2,125,200
Roca Mines, Inc. (1)	41,254	107,940
Silver Wheaton Corp. (1)	40,900	593,050
Thompson Creek Metals Co., Inc. (1)	84,798	1,856,050
United States Steel Corp.	7,000	1,208,970
		$11,980,820
Multiline Retail — 1.7%
Big Lots, Inc. (1)(2)	34,400	$1,068,464
Dollar Tree, Inc. (1)	21,000	774,900
		$1,843,364
Multi-Utilities — 1.5%
National Grid PLC	50,000	$737,637
RWE AG	7,400	954,517
		$1,692,154
Oil, Gas & Consumable Fuels — 14.4%
Addax Petroleum Corp.	9,000	$466,439
Alpha Natural Resources, Inc. (1)(2)	23,100	1,886,808
Goodrich Petroleum Corp. (1)(2)	12,000	511,200

Hess Corp.	22,000	$2,701,820
Massey Energy Co.	27,293	1,763,674
Nexen, Inc.	23,200	892,504
Patriot Coal Corp. (1)(2)	17,700	1,913,901
Petroleo Brasileiro SA ADR	24,000	1,450,560
Range Resources Corp.	4,000	263,040
Rex Energy Corp. (1)	6,864	153,479
Rosetta Resources, Inc. (1)	15,000	403,950
Sibir Energy PLC	25,000	342,499
StatoilHydro ASA ADR (2)	17,795	696,674
Total SA ADR	18,000	1,570,680
TXCO Resources, Inc. (1)(2)	20,000	221,400
Uranium One, Inc. (1)	143,849	720,910
		$15,959,538
Pharmaceuticals — 2.9%
AstraZeneca PLC ADR (2)	6,000	$262,140
Elan Corp. PLC ADR (1)(2)	52,000	1,302,080
Novartis AG ADR (2)	13,900	727,665
Perrigo Co.	4,000	146,440
Roche Holding AG	2,900	499,053
Shionogi & Co., Ltd.	11,000	221,542
		$3,158,920
Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	30,886	$550,080
		$550,080
Road & Rail — 0.2%
MTR Corp.	62,000	$209,185
		$209,185
Semiconductors & Semiconductor Equipment — 6.0%
Atheros Communications, Inc. (1)	33,400	$1,116,228
Cavium Networks, Inc. (1)(2)	22,700	591,562
Himax Technologies, Inc. ADR	24,900	136,950
Intersil Corp., Class A	21,000	585,270
ON Semiconductor Corp. (1)	58,000	573,620
Renesola, Ltd. (1)(2)	180,000	2,258,143
Renesola, Ltd. ADR (1)(2)	56,875	1,426,425
		$6,688,198
Software — 2.0%
Concur Technologies, Inc. (1)(2)	18,200	$667,394
Nintendo Co., Ltd.	2,800	1,540,114
		$2,207,508
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	100	$4,030
Coldwater Creek, Inc. (1)(2)	73,000	477,420
Men’s Wearhouse, Inc. (The)	8,000	165,840
Office Depot, Inc. (1)	39,000	495,300
Pier 1 Imports, Inc. (1)(2)	94,639	682,347
TJX Companies, Inc. (The) (2)	8,300	266,098
		$2,091,035
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc. (1)	17,614	$639,388
		$639,388
Tobacco — 1.2%
British American Tobacco PLC	34,500	$1,288,032
		$1,288,032
Trading Companies & Distributors — 1.8%
Mitsubishi Corp.	40,000	$1,380,367
Mitsui & Co., Ltd.	25,000	612,424
		$1,992,791

Water Utilities — 0.2%
Manila Water Co., Inc.	588,500	$235,516
		$235,516
Wireless Telecommunication Services — 2.0%
China Mobile, Ltd. ADR	7,500	$553,425
Philippine Long Distance Telephone Co. ADR	10,000	603,900
Turkcell Iletisim Hizmetleri AS ADR	45,000	873,450
Vodafone Group PLC ADR	7,500	240,675
		$2,271,450
Total Common Stocks (identified cost $79,734,862)		$108,564,982

Short-Term Investments — 23.9%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83% (3)(4)	$25,144	$25,143,979
Investment in Cash Management Portfolio, 2.38% (3)	1,321	1,320,680
Total Short-Term Investments (identified cost $26,464,659)		$26,464,659
Total Investments — 122.0% (identified cost $106,199,521)		$135,029,641
Other Assets, Less Liabilities — (22.0)%		$(24,402,386)
Net Assets — 100.0%		$110,627,255

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 were $685,518 and $65,284, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of May 31, 2008, the Portfolio loaned securities having a market value of $24,102,562 and received $25,143,979 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	37.1%	$41,067,132
Canada	10.6	11,710,431
United Kingdom	10.0	11,090,256
Japan	5.5	6,097,567
France	4.2	4,607,281
Switzerland	3.3	3,676,053
Germany	2.8	3,084,484
Brazil	2.7	3,008,297
Netherlands	2.6	2,927,427
Singapore	2.1	2,328,210
Spain	2.1	2,287,800
Norway	2.0	2,276,822
Cayman Islands	1.7	1,935,570
Mexico	1.5	1,665,916
Australia	1.5	1,636,217
Bermuda	1.3	1,445,100
Russia	1.2	1,314,019
Ireland	1.2	1,302,080
China	1.2	1,290,117
Turkey	0.8	873,450
Philippines	0.8	839,416
South Korea	0.6	640,013
Sweden	0.5	583,786
Finland	0.3	369,200
Italy	0.3	314,462
Thailand	0.2	193,876
Long-Term Investments	98.1%	$108,564,982
Short-Term Investments		$26,464,659
Total Investments		$135,029,641

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,242,283
Gross unrealized appreciation	$30,469,618
Gross unrealized depreciation	(1,682,260)
Net unrealized appreciation	$28,787,358

Eaton Vance Greater China Growth Fund as of May 31, 2008 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At May 31, 2008, the value of the Fund’s investment in the Portfolio was $365,187,711 and the Fund owned 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
China — 48.3%
Commercial Banks — 6.5%
China Construction Bank - Class H	8,932,000	$7,974,944
China Merchants Bank Co., Ltd. - Class H	1,671,000	5,984,911
Industrial and Commercial Bank of China - Class H	13,106,000	9,816,791
		$23,776,646
Construction & Engineering — 1.4%
China Communications Construction Co., Ltd. - Class H	2,250,000	$4,961,014
		$4,961,014
Construction Materials — 2.9%
Anhui Conch Cement Co., Ltd. - Class H (1)	1,086,000	$9,757,904
China National Building Material Co., Ltd. - Class H	412,000	1,000,623
		$10,758,527
Containers & Packaging — 1.3%
AMVIG Holdings, Ltd.	4,414,000	$4,844,358
		$4,844,358
Diversified Consumer Services — 2.4%
New Oriental Education & Technology Group, Inc. ADR (1)	134,300	$8,830,225
		$8,830,225
Diversified Telecommunication Services — 3.2%
China Communications Services Corp., Ltd. - Class H	6,678,000	$6,148,937
China Netcom Group Corp., Ltd.	1,591,500	5,516,624
		$11,665,561
Electrical Equipment — 1.3%
Shanghai Electric Group Co., Ltd. - Class H (1)	7,966,000	$4,730,309
		$4,730,309
Energy Equipment & Services — 1.8%
China Oilfield Services, Ltd. - Class H (1)	3,358,000	$6,544,444
		$6,544,444
Health Care Equipment and Supplies — 1.3%
Mindray Medical International, Ltd. ADR	114,800	$4,810,120
		$4,810,120
Insurance — 3.6%
China Insurance International Holdings Co., Ltd.	1,502,000	$4,280,174
China Life Insurance Co., Ltd. - Class H	2,168,000	8,714,057
		$12,994,231
Life Sciences Tools & Services — 0.9%
WuXi PharmaTech Cayman, Inc. ADR (1)	156,500	$3,200,425
		$3,200,425
Media — 1.7%
Focus Media Holding, Ltd. ADR (1)	151,300	$6,095,877
		$6,095,877
Metals/Mining — 0.7%
Zijin Mining Group Co., Ltd. - Class H (1)	2,850,000	$2,706,744
		$2,706,744
Oil, Gas & Consumable Fuels — 5.9%
China Coal Energy Co. - Class H	1,469,000	$3,303,186
China Shenhua Energy Co., Ltd. - Class H	1,195,000	5,345,322
CNOOC, Ltd.	4,472,000	7,918,204
PetroChina Co., Ltd., Class H	3,514,000	5,010,614
		$21,577,326

1

Paper and Forest Products — 1.2%
Nine Dragons Paper Holdings, Ltd.	3,927,000	$4,282,417
		$4,282,417
Real Estate Management & Development — 2.6%
China Overseas Land & Investment, Ltd.	1,850,000	$3,363,435
Guangzhou R&F Properties Co., Ltd. - Class H	2,563,600	6,210,815
		$9,574,250
Transportation Infrastructure — 1.6%
China Merchants Holdings International Co., Ltd.	1,392,000	$6,016,669
		$6,016,669
Wireless Telecommunication Services — 8.0%
China Mobile, Ltd.	1,982,000	$29,160,105
		$29,160,105
Total China (identified cost $124,385,567)		$176,529,248

Hong Kong — 27.6%
Chemicals — 2.4%
Huabao International Holdings, Ltd.	8,635,000	$8,751,017
		$8,751,017
Commercial Banks — 1.3%
Hang Seng Bank, Ltd.	232,500	$4,717,277
		$4,717,277
Data Processing & Outsourced Services — 0.4%
International Elite, Ltd. (1)	16,640,000	$1,540,323
		$1,540,323
Distributors — 3.7%
Integrated Distribution Services Group, Ltd.	2,551,000	$6,264,921
Li & Fung, Ltd.	1,882,000	7,131,754
		$13,396,675
Diversified Financial Services — 1.4%
Hong Kong Exchanges and Clearing, Ltd.	303,000	$5,216,452
		$5,216,452
Internet Software & Services — 3.2%
Tencent Holdings, Ltd.	1,368,600	$11,556,401
		$11,556,401
Multiline Retail — 1.7%
Parkson Retail Group, Ltd.	747,500	$6,426,062
		$6,426,062
Real Estate Management & Development — 7.3%
Cheung Kong Holdings, Ltd.	574,000	$8,839,825
Kerry Properties, Ltd.	764,000	5,230,601
Sun Hung Kai Properties, Ltd.	459,000	7,392,267
Swire Pacific, Ltd. - Class A	455,000	5,193,202
		$26,655,895
Specialty Retail — 1.5%
Esprit Holdings, Ltd.	464,500	$5,438,514
		$5,438,514
Textiles, Apparel & Luxury Goods — 3.5%
Peace Mark Holdings, Ltd.	5,156,000	$5,958,540
Ports Design, Ltd.	2,191,500	6,757,004
		$12,715,544
Transportation Infrastructure — 1.2%
Hopewell Holdings, Ltd.	1,011,000	$4,285,275
		$4,285,275
Total Hong Kong (identified cost $66,140,434)		$100,699,435

2

Singapore — 1.3%
Marine — 1.3%
Cosco Corp. Singapore, Ltd.	1,907,000	$4,778,930
		$4,778,930
Total Singapore (identified cost $3,972,351)		$4,778,930

Taiwan — 19.1%
Chemicals — 2.3%
Taiwan Fertilizer Co., Ltd.	1,744,000	$8,438,445
		$8,438,445
Commercial Banks — 1.6%
Chinatrust Financial Holding Co., Ltd. (1)	5,635,000	$5,751,652
		$5,751,652
Computer Peripherals — 1.0%
Asustek Computer, Inc.	1,280,000	$3,694,751
		$3,694,751
Diversified Telecommunication Services — 1.7%
Chunghwa Telecom Co., Ltd.	2,480,000	$6,166,529
		$6,166,529
Electronic Equipment & Instruments — 2.4%
Hon Hai Precision Industry Co., Ltd.	1,558,680	$8,822,419
		$8,822,419
Food & Staples Retailing — 1.4%
President Chain Store Corp.	1,324,000	$5,012,654
		$5,012,654
Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	318,617	$6,413,877
		$6,413,877
Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	1,988,789	$5,087,766
		$5,087,766
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Semiconductor Engineering, Inc.	3,544,000	$3,727,396
MediaTek, Inc.	332,871	4,163,138
Taiwan Semiconductor Manufacturing Co., Ltd. (1)	5,684,161	12,430,560
		$20,321,094
Total Taiwan (identified cost $56,941,426)		$69,709,187
Total Common Stocks (identified cost $251,439,778)		$351,716,800
Total Investments — 96.3% (identified cost $251,439,778)		$351,716,800
Other Assets, Less Liabilities — 3.7%		$13,471,320
Net Assets — 100.0%		$365,188,120

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2008.

3

The cost and unrealized appreciation (depreciation) of the investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$251,439,778
Gross unrealized appreciation	108,676,123
Gross unrealized depreciation	(8,399,101)
Net unrealized appreciation	$100,277,022

4

Eaton Vance Multi-Cap Growth Fund as of May 31, 2008 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2008, the value of the Fund’s investment in the Portfolio was $318,167,780 and the Fund owned 99.5% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Biotechnology — 0.9%
Genzyme Corp. (1)	40,900	$2,800,014
		$2,800,014
Capital Markets — 3.9%
FCStone Group, Inc. (1)	20,600	$806,078
Macquarie Group, Ltd. (2)	95,100	4,956,013
MF Global, Ltd. (1)	450,700	6,557,685
		$12,319,776
Commercial Banks — 1.7%
Banco Itau Holding Financeira SA ADR	179,804	$5,521,781
		$5,521,781
Commercial Services & Supplies — 0.6%
CoStar Group, Inc. (1)(2)	43,300	$2,030,770
		$2,030,770
Communications Equipment — 6.2%
BigBand Networks, Inc. (1)	382,300	$2,026,190
Research In Motion, Ltd. (1)	103,287	14,343,466
Riverbed Technology, Inc. (1)	195,400	3,507,430
		$19,877,086
Computer Peripherals — 1.5%
Apple, Inc. (1)	26,100	$4,926,375
		$4,926,375
Construction & Engineering — 2.4%
Chicago Bridge & Iron Co. NV	106,100	$4,848,770
Northwest Pipe Co. (1)(2)	61,600	2,894,584
		$7,743,354
Containers & Packaging — 1.1%
Owens-Illinois, Inc. (1)	63,400	$3,627,748
		$3,627,748
Diversified Financial Services — 0.2%
KKR Financial Holdings LLC	50,637	$615,746
		$615,746
Electrical Equipment — 7.1%
First Solar, Inc. (1)	4,900	$1,310,946
GrafTech International, Ltd. (1)	375,000	9,900,000
JA Solar Holdings Co., Ltd. ADR (1)	475,100	10,105,377
Suntech Power Holdings Co., Ltd. ADR (1)(2)	29,200	1,242,168
		$22,558,491
Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	38,942	$5,313,246
		$5,313,246
Health Care Equipment & Supplies — 0.9%
Edwards Lifesciences Corp. (1)	25,500	$1,471,605
Masimo Corp.(1)	42,600	1,472,256
		$2,943,861
Hotels, Restaurants & Leisure — 1.1%
Scientific Games Corp., Class A (1)(2)	107,400	$3,472,242
		$3,472,242
Household Durables — 2.8%
Centex Corp.	102,400	$1,928,192
Hovnanian Enterprises, Inc. (1)(2)	164,800	1,295,328
Lennar Corp., Class A (2)	174,500	2,945,560
Pulte Homes, Inc.	217,300	2,657,579
		$8,826,659

1

Internet & Catalog Retail — 3.6%
NutriSystem, Inc. (2)	69,500	$1,426,140
Orbitz Worldwide, Inc. (1)	222,300	1,725,048
Priceline.com, Inc. (1)(2)	62,000	8,340,860
		$11,492,048
Internet Software & Services — 6.3%
Absolute Software Corp. (1)	208,900	$2,440,705
Bankrate, Inc. (1)(2)	101,900	5,145,950
DealerTrack Holdings, Inc. (1)	58,462	1,230,040
Equinix, Inc. (1)(2)	53,600	5,118,264
Google, Inc., Class A (1)	10,315	6,042,527
Switch & Data Facilities Co., Inc. (1)	9,156	163,435
		$20,140,921
IT Services — 1.3%
MasterCard, Inc., Class A (2)	13,800	$4,259,370
		$4,259,370
Machinery — 2.8%
Colfax Corp. (1)	25,123	$622,799
Flowserve Corp.	34,300	4,751,236
Titan International, Inc.	91,400	3,613,042
		$8,987,077
Media — 0.7%
Central European Media Enterprises, Ltd., Class A (1)(2)	19,065	$2,028,135
CTC Media, Inc. (1)	3,643	100,838
		$2,128,973
Metals & Mining — 12.4%
Consolidated Thompson Iron Mines, Ltd. (1)	335,800	$3,450,255
Eldorado Gold Corp. (1)	359,100	2,905,119
Fording Canadian Coal Trust (2)	89,600	7,168,000
Gammon Gold, Inc. (1)(2)	376,319	3,849,743
Golden Star Resources, Ltd. (1)(2)	1,362,300	4,032,408
Grande Cache Coal Corp. (1)	287,000	2,654,252
Roca Mines, Inc. (1)(2)	147,337	385,505
Thompson Creek Metals Co., Inc. (1)	422,417	9,245,818
United States Steel Corp.	33,400	5,768,514
Western Copper Corp. (1)	95,000	95,602
		$39,555,216
Multiline Retail — 2.8%
Big Lots, Inc. (1)(2)	169,700	$5,270,882
Dollar Tree, Inc. (1)	100,000	3,690,000
		$8,960,882
Oil and Gas-Equipment and Services — 0.4%
SandRidge Energy, Inc. (1)	21,895	$1,204,225
		$1,204,225
Oil, Gas & Consumable Fuels — 17.3%
Alpha Natural Resources, Inc. (1)(2)	109,900	$8,976,632
Gasco Energy, Inc. (1)(2)	748,600	2,844,680
Goodrich Petroleum Corp. (1)(2)	57,506	2,449,756
Hess Corp.	95,900	11,777,479
Massey Energy Co.	126,425	8,169,584
Patriot Coal Corp. (1)(2)	90,300	9,764,139
Quicksilver Resources, Inc. (1)(2)	69,537	2,533,233
Range Resources Corp.	19,400	1,275,744
Rex Energy Corp. (1)	29,040	649,334
Rosetta Resources, Inc. (1)	85,400	2,299,822
TXCO Resources, Inc. (1)(2)	101,200	1,120,284
Uranium One, Inc. (1)	717,776	3,597,187
		$55,457,874
Personal Products — 0.6%
Bare Escentuals, Inc. (1)(2)	93,000	$1,865,580
		$1,865,580
Pharmaceuticals — 2.0%
Elan Corp. PLC ADR (1)	225,900	$5,656,536
Perrigo Co.	18,200	666,302
		$6,322,838

2

Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc.	170,894	$3,043,622
		$3,043,622
Semiconductors & Semiconductor Equipment — 8.7%
Atheros Communications, Inc. (1)	185,700	$6,206,094
Marvell Technology Group, Ltd. (1)	9,349	156,021
ON Semiconductor Corp. (1)	309,000	3,056,010
Renesola, Ltd. (1)(2)	837,700	10,509,146
Renesola, Ltd. ADR (1)(2)	316,388	7,935,011
		$27,862,282
Software — 0.4%
Nintendo Co., Ltd.	2,300	$1,265,094
		$1,265,094
Specialty Retail — 4.1%
Advance Auto Parts, Inc.	40,200	$1,620,060
Coldwater Creek, Inc. (1)(2)	341,900	2,236,026
Lumber Liquidators, Inc. (1)(2)	75,500	1,198,940
Men’s Wearhouse, Inc. (The)	38,900	806,397
Office Depot, Inc. (1)	197,800	2,512,060
Pier 1 Imports, Inc. (1)(2)	469,582	3,385,686
TJX Companies, Inc. (The)	38,900	1,247,134
		$13,006,303
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc. (1)	83,177	$3,019,325
		$3,019,325
Total Common Stocks (identified cost $239,912,089)		$311,148,779

Short-Term Investments — 28.8%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83% (3)(4)	$83,200	$83,199,856
Investment in Cash Management Portfolio, 2.38% (3)	8,897	8,896,930
Total Short-Term Investments (identified cost $92,096,786)		$92,096,786
Total Investments — 126.1% (identified cost $332,008,875)		$403,245,565
Other Assets, Less Liabilities — (26.1)%		$(83,331,449)
Net Assets — 100.0%		$319,914,116

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 were $1,630,877 and $453,391, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of May 31, 2008, the Portfolio loaned securities having a market value of $79,324,026 and received $83,199,856 of cash collateral for the loans.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	85.2%	$272,549,202
Canada	6.8	21,869,324
United Kingdom	3.3	10,509,146
Australia	1.6	4,956,013
Japan	0.4	1,265,094
Long-Term Investments	97.3%	$311,148,779
Short-Term Investments		$92,096,786
Total Investments		$403,245,565

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$332,341,673
Gross unrealized appreciation	$74,238,456
Gross unrealized depreciation	(3,334,564)
Net unrealized appreciation	$70,903,892

4

Eaton Vance Worldwide Health Sciences Fund  as of May 31, 2008 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2008, the value of the Fund’s investment in the Portfolio was $1,541,154,160 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.19%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization - Europe — 11.02% (1)
Alcon, Inc.	16,700	$2,621,900	0.17%
Novartis AG	1,234,400	64,667,264	4.20%
Roche Holding AG	325,000	55,928,397	3.63%
Sanofi-Aventis SA	626,000	46,622,173	3.02%
		$169,839,734	11.02%
Major Capitalization - Far East — 2.22% (1)
Shionogi & Co., Ltd.	1,700,000	$34,238,270	2.22%
		$34,238,270	2.22%
Major Capitalization - North America — 45.50% (1)
Abbott Laboratories	1,213,000	$68,352,550	4.43%
Amgen, Inc. (2)	680,300	29,953,609	1.94%
Baxter International, Inc.	1,300,000	79,430,000	5.15%
Biogen Idec, Inc. (2)	980,000	61,495,000	3.99%
Bristol-Myers Squibb Co.	2,750,000	62,672,500	4.07%
Covidien, Ltd.	1,250,000	62,612,500	4.06%
Genentech, Inc. (2)	950,000	67,326,500	4.37%
Genzyme Corp. (2)	1,325,000	90,709,500	5.89%
Gilead Sciences, Inc. (2)	522,900	28,926,828	1.88%
Pfizer, Inc.	1,400,000	27,104,000	1.76%
Schering-Plough Corp.	3,615,200	73,750,080	4.79%
Wyeth	1,100,000	48,917,000	3.17%
		$701,250,067	45.50%
Small & Mid Capitalization - Far East — 0.35% (1)
Nichi-Iko Pharmaceutical Co., Ltd.	62,900	$1,525,810	0.10%
Sawai Pharmaceutical Co., Ltd.	52,600	2,182,407	0.14%
Towa Pharmaceutical Co., Ltd.	40,000	1,587,901	0.11%
		$5,296,118	0.35%
Small & Mid Capitalization - North America — 35.10% (1)
Alexion Pharmaceuticals, Inc. (2)	455,000	$32,464,250	2.11%
Align Technology, Inc. (2)	2,020,000	26,603,400	1.72%
Barr Pharmaceuticals, Inc. (2)	650,000	28,470,000	1.85%
BioMarin Pharmaceutical, Inc. (2)	1,200,000	45,804,000	2.97%
Exelixis, Inc. (2)	2,652,400	16,763,168	1.09%
Genomic Health, Inc. (2)	941,000	16,279,300	1.06%
Gen-Probe, Inc. (2)	1,550,000	88,257,000	5.73%
ImClone Systems, Inc. (2)	1,209,800	52,723,084	3.42%
InterMune, Inc. (2)	1,308,300	18,447,030	1.20%
Mylan Laboratories, Inc.	3,100,000	41,385,000	2.68%
NPS Pharmaceuticals, Inc. (2)	3,149,500	14,172,750	0.92%
Onyx Pharmaceuticals, Inc. (2)	1,351,200	47,751,408	3.10%
OSI Pharmaceuticals, Inc. (2)	476,500	16,820,450	1.09%
Par Pharmaceutical Cos., Inc. (2)	877,200	16,000,128	1.04%
Pharmacopeia, Inc. (2)	583,000	2,512,730	0.16%
United Therapeutics Corp. (2)	350,800	33,504,908	2.17%
Vertex Pharmaceuticals, Inc. (2)	1,500,000	42,945,000	2.79%
		$540,903,606	35.10%
Total Common Stocks (identified cost $1,284,663,403)		$1,451,527,795

1

Options — 0.00%

Description	Number of Contracts	Strike Price	Expiration Date	Value	Percentage of Net Assets
Small & Mid Capitalization - North America — 0.00%
Orchid Cellmark, Inc. (2)(3)	1,600	$21.7	7/24/2011	$16	0.00%
Orchid Cellmark, Inc. (2)(3)	649	23.5	7/24/2011	7	0.00%
Orchid Cellmark, Inc. (2)(3)	649	8.05	9/29/2011	117	0.00%
Total Options (identified cost $0)				$140

Short-Term Investments — 8.73%

	Interest
	(000’s		Percentage of
Description	omitted)	Value	Net Assets
Investment in Cash Management Portfolio, 2.38% (4)	134,585	$134,585,360	8.73%
Total Short-Term Investments (identified cost $134,585,360)		$134,585,360
Total Investments (identified cost $1,419,248,763)		$1,586,113,294	102.92%
Other Assets, Less Liabilities		$(44,958,856)	(2.92)%
Net Assets		$1,541,154,438	100.00%

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 was $1,969,879.

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,417,990,074
Gross unrealized appreciation	$293,471,654
Gross unrealized depreciation	(125,348,434)
Net unrealized appreciation	$168,123,220

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2008